UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Rainier Growth Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 98.8%		$1,038,094,224

(Cost $859,096,517)

Consumer Discretionary 17.4%		182,469,651

Hotels, Restaurants & Leisure 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	231,960	13,305,226

Internet & Catalog Retail 2.8%
Amazon.com, Inc. (I)	74,900	18,810,386
priceline.com, Inc. (I)	16,420	10,200,104

Media 5.5%
CBS Corp., Class B	432,900	16,471,845
Comcast Corp., Class A	615,850	23,020,473
Discovery Communications, Inc., Class A (I)	35,480	2,252,270
The Walt Disney Company	328,640	16,362,986

Multiline Retail 1.9%
Dollar General Corp. (I)(L)	212,740	9,379,707
Nordstrom, Inc.	194,220	10,390,770

Specialty Retail 2.8%
The Home Depot, Inc.	338,960	20,964,676
Tractor Supply Company	96,290	8,508,184

Textiles, Apparel & Luxury Goods 3.1%
Michael Kors Holdings, Ltd. (I)	218,820	11,166,385
Ralph Lauren Corp.	75,130	11,263,490
VF Corp. (L)	68,710	10,373,149

Consumer Staples 8.4%		88,304,685

Beverages 3.0%
Anheuser-Busch InBev NV, ADR (L)	240,080	20,985,393
Diageo PLC, ADR	90,930	10,600,619

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	179,570	17,736,129
Whole Foods Market, Inc.	200,710	18,330,844

Personal Products 2.0%
The Estee Lauder Companies, Inc., Class A	345,000	20,651,700

Energy 4.6%		48,562,336

Energy Equipment & Services 3.8%
Cameron International Corp. (I)	313,350	17,691,741
Schlumberger, Ltd.	319,890	22,165,178

Oil, Gas & Consumable Fuels 0.8%
Anadarko Petroleum Corp.	117,150	8,705,417

Financials 1.0%		11,048,653

Capital Markets 1.0%
T. Rowe Price Group, Inc. (L)	169,640	11,048,653

Health Care 12.9%		135,304,970

Biotechnology 2.7%
Alexion Pharmaceuticals, Inc. (I)	74,310	6,971,021
Gilead Sciences, Inc. (I)(L)	285,470	20,967,772

Health Care Equipment & Supplies 2.3%
Edwards Lifesciences Corp. (I)	104,510	9,423,667

1

Rainier Growth Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Intuitive Surgical, Inc. (I)	30,090	$14,755,233

Health Care Providers & Services 1.0%
Catamaran Corp. (I)(L)	229,720	10,822,109

Life Sciences Tools & Services 0.8%
Illumina, Inc. (I)(L)	149,990	8,337,944

Pharmaceuticals 6.1%
Allergan, Inc.	257,645	23,633,776
Novo Nordisk A/S, ADR (L)	112,020	18,282,784
Shire PLC, ADR	105,910	9,762,784
Watson Pharmaceuticals, Inc. (I)	143,580	12,347,880

Industrials 11.8%		123,892,612

Aerospace & Defense 4.1%
Honeywell International, Inc.	299,640	19,018,151
Precision Castparts Corp.	125,560	23,783,575

Commercial Services & Supplies 0.6%
Stericycle, Inc. (I)(L)	62,830	5,860,154

Electrical Equipment 3.2%
AMETEK, Inc.	492,565	18,505,667
Eaton Corp. PLC	280,530	15,204,726

Machinery 1.5%
Cummins, Inc.	142,700	15,461,545

Professional Services 0.9%
Verisk Analytics, Inc., Class A (I)	196,630	10,028,130

Road & Rail 1.5%
Kansas City Southern	192,030	16,030,664

Information Technology 35.9%		376,675,907

Communications Equipment 4.0%
BancTec, Inc. (I)(S)	197,026	886,617
F5 Networks, Inc. (I)(L)	143,320	13,923,538
QUALCOMM, Inc.	428,320	26,564,406

Computers & Peripherals 8.1%
Apple, Inc.	109,930	58,595,988
EMC Corp. (I)(L)	1,045,035	26,439,386

Electronic Equipment, Instruments & Components 1.3%
Trimble Navigation, Ltd. (I)	228,620	13,666,904

Internet Software & Services 6.4%
eBay, Inc. (I)	529,910	27,036,008
Google, Inc., Class A (I)	55,830	39,604,127

IT Services 7.9%
Accenture PLC, Class A	334,560	22,248,239
Mastercard, Inc., Class A	49,240	24,190,627
Teradata Corp. (I)	168,590	10,434,035
Visa, Inc., Class A	174,385	26,433,278

Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies, Ltd.	242,290	7,670,901

Software 7.5%
Citrix Systems, Inc. (I)	188,960	12,424,120

2

Rainier Growth Fund
As of 12-31-12 (Unaudited)

		Shares	Value
Information Technology (continued)

Intuit, Inc. (L)		190,990	$11,363,905
Microsoft Corp.		649,880	17,371,292
Red Hat, Inc. (I)		181,950	9,636,072
Salesforce.com, Inc. (I)(L)		77,370	13,005,897
SAP AG, ADR (L)		188,860	15,180,567

Materials 4.0%			42,189,512

Chemicals 4.0%
Ecolab, Inc.		151,690	10,906,511
Monsanto Company		209,360	19,815,924
Praxair, Inc.		104,770	11,467,077

Telecommunication Services 2.8%			29,645,898

Diversified Telecommunication Services 1.9%
American Tower Corp.		262,030	20,247,058

Wireless Telecommunication Services 0.9%
Crown Castle International Corp. (I)(L)		130,250	9,398,840

	Yield (%)	Shares	Value

Securities Lending Collateral 9.5%			$99,738,587

(Cost $99,732,415)

John Hancock Collateral Investment Trust (W)	0.2755 (Y)	9,966,484	99,738,587

Short-Term Investments 0.5%			$4,861,019

(Cost $4,861,019)

Money Market Funds 0.5%			4,861,019

State Street Institutional US Government Money Market Fund	0.0416 (Y)	4,861,019	4,861,019

Total investments (Cost $963,689,951)† 108.8%			$1,142,693,830

Other assets and liabilities, net (8.8%)			($92,164,170)

Total net assets 100.0%		$1,050,529,660

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $972,360,710. Net unrealized appreciation aggregated $170,333,120, of which $179,411,444 related to appreciated investment securities and $9,078,324 related to depreciated investment securities.

3

Rainier Growth Fund
As of 12-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/12	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$182,469,651	$182,469,651	—	—
Consumer Staples	88,304,685	88,304,685	—	—
Energy	48,562,336	48,562,336	—	—
Financials	11,048,653	11,048,653	—	—
Health Care	135,304,970	135,304,970	—	—
Industrials	123,892,612	123,892,612	—	—
Information Technology	376,675,907	375,789,290	—	$886,617
Materials	42,189,512	42,189,512	—	—
Telecommunication Services	29,645,898	29,645,898	—	—
Securities Lending Collateral	99,738,587	99,738,587	—	—
Short-Term Investments	4,861,019	4,861,019	—	—

Total Investments in Securities	$1,142,693,830	$1,141,807,213	—	$886,617

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q3 12/12
2/13

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 87.9%		$1,457,359

(Cost $1,139,318)

Consumer Discretionary 36.8%		610,102

Auto Components 8.3%
Autoliv, Inc.	150	10,102
Dana Holding Corp.	765	11,942
Exide Technologies (I)	4,570	15,629
Federal-Mogul Corp. (I)(L)	800	6,416
Lear Corp.	740	34,662
Tenneco, Inc. (I)	614	21,558
TRW Automotive Holdings Corp. (I)	700	37,527

Automobiles 2.4%
Ford Motor Company	195	2,525
General Motors Company (I)	1,300	37,479

Hotels, Restaurants & Leisure 0.8%
Greektown Superholdings, Inc. (I)	92	5,366
The Wendy's Company (L)	1,485	6,980
Trump Entertainment Resorts, Inc. (I)	260	1,040

Household Durables 4.6%
Beazer Homes USA, Inc. (I)(L)	3,065	51,768
Standard Pacific Corp. (I)(L)	3,300	24,255

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	2,657
Liberty Ventures, Series A (I)	9	610

Media 20.5%
AMC Networks, Inc., Class A (I)	302	14,949
Cablevision Systems Corp., Class A	5,021	75,014
Canadian Satellite Radio Holdings, Inc., Class A	5,441	33,914
CC Media Holdings, Inc., Class A (I)	6,250	21,250
Cinemark Holdings, Inc.	100	2,598
DISH Network Corp., Class A	1,213	44,153
Liberty Media Corp. - Liberty Capital, Series A (I)	126	14,617
LIN TV Corp., Class A (I)	5,170	38,930
Sirius XM Radio, Inc.	27,537	79,582
Time Warner Cable, Inc.	150	14,579

Consumer Staples 1.8%		29,820

Household Products 1.8%
Harbinger Group, Inc. (I)	2,125	16,341
Spectrum Brands Holdings, Inc.	300	13,479

Energy 6.9%		114,500

Energy Equipment & Services 1.5%
Vantage Drilling Company (I)	13,705	25,080

Oil, Gas & Consumable Fuels 5.4%
Arch Coal, Inc. (L)	5,850	42,822
Chesapeake Energy Corp.	1,930	32,077
Pacific Coast Oil Trust	200	3,468
Peabody Energy Corp.	160	4,258
SandRidge Energy, Inc. (I)	1,070	6,795

1

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Financials 3.4%		$56,487

Capital Markets 1.4%
Solar Senior Capital, Ltd.	506	9,442
Tetragon Financial Group, Ltd.	1,391	13,306

Consumer Finance 0.5%
Discover Financial Services	215	8,288

Diversified Financial Services 0.2%
Citigroup, Inc.	78	3,086

Real Estate Management & Development 1.3%
Realogy Holdings Corp. (I)(L)	533	22,365

Health Care 0.4%		6,290

Health Care Equipment & Supplies 0.4%
Alere, Inc. (I)	340	6,290

Industrials 13.9%		230,345

Aerospace & Defense 0.4%
Kratos Defense & Security Solutions, Inc. (I)	1,300	6,539

Airlines 5.3%
Air Canada, Class A (I)	38,922	68,868
United Continental Holdings, Inc. (I)	775	18,120

Building Products 3.1%
Masco Corp.	1,060	17,660
USG Corp. (I)(L)	1,209	33,937

Road & Rail 2.3%
CSX Corp.	1,517	29,930
Union Pacific Corp.	65	8,172

Trading Companies & Distributors 2.8%
TAL International Group, Inc. (L)	1,120	40,746
United Rentals, Inc. (I)	140	6,373

Information Technology 0.6%		10,800

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. (I)(L)	4,500	10,800

Materials 18.5%		306,141

Chemicals 3.5%
American Pacific Corp. (I)	940	14,523
CF Industries Holdings, Inc.	40	8,126
Huntsman Corp.	525	8,348
LyondellBasell Industries NV, Class A	475	27,118

Construction Materials 2.0%
Eagle Materials, Inc.	555	32,468

Containers & Packaging 4.9%
Ball Corp. (L)	345	15,439
Crown Holdings, Inc. (I)	400	14,724
Rock-Tenn Company, Class A	568	39,709
Sealed Air Corp.	600	10,506

Metals & Mining 4.8%
Compass Minerals International, Inc.	170	12,701
Thompson Creek Metals Company, Inc. (I)(L)	16,280	67,399

2

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

			Shares	Value
Materials (continued)

Paper & Forest Products 3.3%
Domtar Corp.			375	$31,320
Sappi, Ltd., ADR (I)			6,600	23,760

Telecommunication Services 5.1%				84,534

Diversified Telecommunication Services 0.2%
American Tower Corp.			40	3,091

Wireless Telecommunication Services 4.9%
Leap Wireless International, Inc. (I)			275	1,829
NII Holdings, Inc. (I)(L)			2,550	18,182
SBA Communications Corp., Class A (I)			865	61,432

Utilities 0.5%				8,340

Independent Power Producers & Energy Traders 0.5%
Calpine Corp. (I)			460	8,340

Preferred Securities 10.1%				$168,055

(Cost $195,931)

Consumer Discretionary 9.8%				162,253

Auto Components 0.4%
The Goodyear Tire & Rubber Company, 5.875%			126	5,948

Automobiles 1.7%
General Motors Company, Series B, 4.750%			655	28,905

Hotels, Restaurants & Leisure 7.7%
Greektown Superholdings, Inc., Series A (I)			1,563	127,400

Energy 0.2%				3,762

Oil, Gas & Consumable Fuels 0.2%
Penn Virginia Corp.			41	3,762

Financials 0.1%				2,040

Diversified Financial Services 0.1%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	2,040

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.0%				$63

(Cost $28,494)

Consumer Discretionary 0.0%				63

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	63

Convertible Bonds 1.5%				$24,028

(Cost $12,458)

Consumer Discretionary 1.5%				24,028

Media 1.5%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	14,000	24,028

3

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

		Shares	Value

Investment Companies 0.3%			$5,191

(Cost $4,481)

AP Alternative Assets LP (I)		350	5,191

Warrants 0.1%			$731

(Cost $901)
American International Group, Inc. (Expiration Date: 1-19-21; Strike Price: $45.00) (I)		53	731

	Yield	Shares	Value

Securities Lending Collateral 17.4%			$288,322

(Cost $288,318)

John Hancock Collateral Investment Trust (W)	0.2755%(Y)	28,811	288,322

Total investments (Cost $1,669,901)† 117.3%			$1,943,749

Other assets and liabilities, net (17.3%)			($286,459)

Total net assets 100.0%			$1,657,290

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

ADR    American Depositary Receipts

(H)      Non-income producing - Issuer is in default.

(I)       Non-income producing security.

(L)      A portion of this security is on loan as of 12-31-12.

(S)     These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)    Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y)     The rate shown is the annualized seven-day yield as of 12-31-12.

†       At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,669,773. Net unrealized appreciation aggregated $273,976, of which $368,434 related to appreciated investment securities and $94,458 related to depreciated investment securities.

4

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12-31-12	Price	Inputs	Inputs

Common Stocks	$1,457,359	$1,437,647	$14,346	$5,366
Preferred Securities	168,055	34,853	5,802	127,400
Corporate Bonds	63	—	63	—
Convertible Bonds	24,028	—	24,028	—
Investment Companies	5,191	—	5,191	—
Warrants	731	731	—	—
Securities Lending Collateral	288,322	288,322	—	—

Total Investments in Securities	$1,943,749	$1,761,553	$49,430	$132,766

5

Leveraged Companies Fund
As of 12-31-12 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investment in Securities	Common	Preferred	Corporate
	Stocks	Securities	Bonds	Total

Balance as of 3-31-12	$5,120	$127,416	—	$132,536

Realized gain (loss)	—	—	$2,012	$2,012

Change in unrealized appreciation (depreciation)	766	(16)	—	750

Purchases	—	—	—	—

Sales	—	—	(2,012)	(2,012)

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	(520)	—	—	(520)

Balance as of 12-31-12	$5,366	$127,400	—	$132,766

Change in unrealized at period end*	$766	($16)	—	$750

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	12-31-12	Technique	Inputs	Input

Common Stock	$5,366	Market Approach	EBITDA multiple	7.78x
			Discount for lack of marketablility	10%

Preferred Securities	$127,400	Market Approach	EBITDA multiple	7.78x
			Discount for lack of marketablility	10%

Increases/decreases in earnings before interest, taxes, depreciation and amortization (EBITDA) multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q3 12/12
2/13

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Small Cap Opportunities Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.6%		$3,993,472

(Cost $3,493,404)

Consumer Discretionary 14.1%		564,273

Household Durables 0.9%
iRobot Corp. (I)	1,824	34,181

Internet & Catalog Retail 3.0%
HomeAway, Inc. (I)	5,438	119,636

Media 1.6%
IMAX Corp. (I)	2,900	65,192

Specialty Retail 4.8%
Hibbett Sports, Inc. (I)	1,947	102,607
Lumber Liquidators Holdings, Inc. (I)	1,101	58,166
Tile Shop Holdings, Inc. (I)	1,951	32,835

Textiles, Apparel & Luxury Goods 3.8%
G-III Apparel Group, Ltd. (I)	1,067	36,523
Steven Madden, Ltd. (I)	1,572	66,448
Tumi Holdings, Inc. (I)	2,335	48,685

Consumer Staples 5.1%		202,922

Food & Staples Retailing 2.2%
United Natural Foods, Inc. (I)	1,641	87,941

Food Products 2.9%
Annie's, Inc. (I)	362	12,102
TreeHouse Foods, Inc. (I)	1,442	75,171
WhiteWave Foods Company, Class A (I)	1,783	27,708

Energy 4.7%		187,600

Energy Equipment & Services 2.0%
Dril-Quip, Inc. (I)	443	32,361
Lufkin Industries, Inc.	816	47,434

Oil, Gas & Consumable Fuels 2.7%
Americas Petrogas, Inc. (I)	27,066	81,631
Ivanhoe Energy, Inc. (I)	37,115	26,174

Financials 2.2%		89,616

Capital Markets 1.2%
Solar Senior Capital, Ltd.	2,574	48,031

Real Estate Investment Trusts 1.0%
Equity Lifestyle Properties, Inc.	618	41,585

Health Care 17.0%		681,900

Biotechnology 2.9%
Alkermes PLC (I)	2,153	39,874
Cepheid, Inc. (I)	2,290	77,425

Health Care Equipment & Supplies 6.1%
Align Technology, Inc. (I)	4,462	123,821
Neogen Corp. (I)	1,544	69,974
Thoratec Corp. (I)	1,315	49,339

Health Care Providers & Services 4.1%
HMS Holdings Corp. (I)	3,168	82,115
MEDNAX, Inc. (I)	1,046	83,178

1

Small Cap Opportunities Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Technology 3.1%
athenahealth, Inc. (I)	745	$54,720
Greenway Medical Technologies, Inc. (I)	454	6,973
HealthStream, Inc. (I)	2,606	63,352

Pharmaceuticals 0.8%
Salix Pharmaceuticals, Ltd. (I)	769	31,129

Industrials 24.7%		990,451

Aerospace & Defense 5.0%
Hexcel Corp. (I)	2,689	72,495
The KEYW Holding Corp. (I)	10,165	128,994

Building Products 2.2%
Quanex Building Products Corp.	2,811	57,373
Simpson Manufacturing Company, Inc.	899	29,478

Commercial Services & Supplies 4.1%
Clean Harbors, Inc. (I)	1,763	96,983
Healthcare Services Group, Inc.	2,981	69,249

Electrical Equipment 3.1%
Acuity Brands, Inc.	1,831	124,014

Machinery 4.2%
Chart Industries, Inc. (I)	1,330	88,671
Graham Corp.	2,664	51,948
Westport Innovations, Inc. (I)	1,037	27,698

Professional Services 3.1%
Mistras Group, Inc. (I)	1,790	44,195
The Advisory Board Company (I)	1,687	78,935

Trading Companies & Distributors 3.0%
DXP Enterprises, Inc. (I)	1,268	62,221
Watsco, Inc.	777	58,197

Information Technology 29.8%		1,194,302

Communications Equipment 3.8%
KVH Industries, Inc. (I)	11,001	153,794

Computers & Peripherals 1.0%
3D Systems Corp. (I)	726	38,732

Internet Software & Services 7.9%
Angie's List, Inc. (I)	1,261	15,119
Bankrate, Inc. (I)	2,426	30,204
CoStar Group, Inc. (I)	1,562	139,596
Liquidity Services, Inc. (I)	1,916	78,288
Millennial Media, Inc. (I)	1,466	18,369
TechTarget, Inc. (I)	6,422	35,642

IT Services 3.1%
Cardtronics, Inc. (I)	3,810	90,449
WEX, Inc. (I)	462	34,821

Semiconductors & Semiconductor Equipment 0.9%
Cavium, Inc. (I)	1,168	36,453

Software 13.1%
Aspen Technology, Inc. (I)	2,084	57,602
Bottomline Technologies, Inc. (I)	4,031	106,378

2

Small Cap Opportunities Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

BroadSoft, Inc. (I)	1,083	$39,345
Concur Technologies, Inc. (I)	1,045	70,558
Monotype Imaging Holdings, Inc.	3,820	61,044
Synchronoss Technologies, Inc. (I)	1,865	39,333
Tangoe, Inc. (I)	3,052	36,227
Ultimate Software Group, Inc. (I)	1,190	112,348

Materials 2.0%		82,408

Metals & Mining 2.0%
Carpenter Technology Corp.	586	30,255
Pretium Resources, Inc. (I)	3,957	52,153

Warrants 0.0%		$349

(Cost $0)

Focus Graphite, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	349

Total investments (Cost $3,493,404)† 99.6%		$3,993,821

Other assets and liabilities, net 0.4%		$14,973

Total net assets 100.0%		$4,008,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,583,443. Net unrealized appreciation aggregated $410,378, of which $576,968 related to appreciated investment securities and $166,590 related to depreciated investment securities.

3

Small Cap Opportunities Fund
As of 12-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q3 12/12
2/13

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Disciplined Value Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$3,210,835,821

(Cost $2,832,236,660)

Consumer Discretionary 12.9%		424,995,711

Auto Components 1.0%
Lear Corp. (L)	681,371	31,915,418

Media 9.3%
CBS Corp., Class B	1,128,097	42,924,091
Comcast Corp., Class A	2,038,978	76,216,998
Gannett Company, Inc.	1,046,930	18,855,209
Liberty Media Corp. - Liberty Capital, Series A (I)	398,854	46,271,053
Omnicom Group, Inc. (L)	698,777	34,910,899
Sirius XM Radio, Inc. (L)	2,896,734	8,371,561
Time Warner Cable, Inc. (L)	186,659	18,141,388
Time Warner, Inc.	973,156	46,546,051
Viacom, Inc., Class B	301,774	15,915,561

Multiline Retail 2.3%
Kohl's Corp.	761,568	32,732,193
Target Corp. (L)	714,523	42,278,326

Specialty Retail 0.3%
Staples, Inc. (L)	869,909	9,916,963

Consumer Staples 2.2%		74,164,368

Beverages 1.0%
Anheuser-Busch InBev NV, ADR	169,630	14,827,358
Constellation Brands, Inc., Class A (I)	549,440	19,444,682

Food & Staples Retailing 1.2%
CVS Caremark Corp.	825,074	39,892,328

Energy 12.7%		419,327,334

Energy Equipment & Services 1.6%
Cameron International Corp. (I)	177,970	10,048,186
Halliburton Company (L)	742,260	25,748,999
Schlumberger, Ltd.	140,865	9,760,536
Weatherford International, Ltd. (I)	749,130	8,382,765

Oil, Gas & Consumable Fuels 11.1%
EOG Resources, Inc.	351,513	42,459,255
EQT Corp.	143,581	8,468,407
Exxon Mobil Corp.	1,434,701	124,173,372
Occidental Petroleum Corp.	944,451	72,354,391
Phillips 66	536,665	28,496,912
Royal Dutch Shell PLC, ADR	785,664	54,171,533
SM Energy Company	357,524	18,666,328
Valero Energy Corp.	486,420	16,596,650

Financials 27.3%		904,363,012

Capital Markets 2.9%
State Street Corp.	587,180	27,603,332
The Charles Schwab Corp.	1,914,225	27,488,271
The Goldman Sachs Group, Inc.	328,335	41,882,413

Commercial Banks 8.1%
BB&T Corp. (L)	682,405	19,864,810
Fifth Third Bancorp	2,074,525	31,512,035

1

Disciplined Value Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Financials (continued)

SunTrust Banks, Inc.	918,828	$26,048,774
U.S. Bancorp	1,655,573	52,879,002
Wells Fargo & Company	4,023,029	137,507,131

Consumer Finance 2.1%
Capital One Financial Corp.	799,940	46,340,524
Discover Financial Services	582,629	22,460,348

Diversified Financial Services 6.4%
Citigroup, Inc.	2,679,407	105,997,341
JPMorgan Chase & Company	2,388,471	105,021,070

Insurance 7.8%
ACE, Ltd.	249,975	19,948,005
Axis Capital Holdings, Ltd.	366,605	12,699,197
Berkshire Hathaway, Inc., Class B (I)	1,403,737	125,915,209
Marsh & McLennan Companies, Inc.	447,145	15,413,088
MetLife, Inc.	1,505,420	49,588,535
Reinsurance Group of America, Inc.	261,923	14,018,119
Validus Holdings, Ltd. (L)	641,290	22,175,808

Health Care 18.0%		595,015,926

Biotechnology 1.3%
Amgen, Inc.	506,278	43,701,917

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	245,615	16,087,783
CareFusion Corp. (I)	820,782	23,457,950
Covidien PLC	630,779	36,421,179

Health Care Providers & Services 7.1%
AmerisourceBergen Corp.	527,103	22,760,308
Cigna Corp.	679,894	36,347,133
Express Scripts Holding Company (I)	487,950	26,349,300
Humana, Inc.	289,314	19,855,620
McKesson Corp.	636,380	61,703,405
Omnicare, Inc. (L)	867,235	31,307,184
UnitedHealth Group, Inc.	677,578	36,751,831

Pharmaceuticals 7.3%
Johnson & Johnson	1,210,991	84,890,469
Pfizer, Inc.	4,598,801	115,337,929
Sanofi, ADR	845,165	40,043,918

Industrials 9.6%		316,965,102

Aerospace & Defense 2.7%
Honeywell International, Inc.	426,780	27,087,727
Northrop Grumman Corp. (L)	345,646	23,358,757
Raytheon Company (L)	668,231	38,463,376

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	226,963	16,733,982

Commercial Services & Supplies 0.5%
Tyco International, Ltd.	583,753	17,074,775

Industrial Conglomerates 3.3%
General Electric Company	5,145,336	108,000,603

Machinery 2.6%
Dover Corp.	441,880	29,035,935

2

Disciplined Value Fund
As of 12-31-12 (Unaudited)

		Shares	Value

Industrials (continued)

Parker Hannifin Corp. (L)		435,303	$37,026,873
Pentair, Ltd. (L)		140,062	6,884,047
Xylem, Inc.		490,739	13,299,027

Information Technology 11.2%			369,462,402

Communications Equipment 2.9%
Cisco Systems, Inc.		3,585,145	70,448,099
Harris Corp. (L)		507,739	24,858,901

Computers & Peripherals 1.0%
Apple, Inc.		32,395	17,267,507
Seagate Technology PLC (L)		568,818	17,337,573

Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd. (L)		523,553	19,434,287

Internet Software & Services 1.7%
eBay, Inc. (I)		729,573	37,222,814
IAC/InterActiveCorp (L)		370,150	17,508,095

Semiconductors & Semiconductor Equipment 1.0%
NVIDIA Corp.		1,365,190	16,778,185
ON Semiconductor Corp. (I)		2,489,520	17,551,116

Software 4.0%
Electronic Arts, Inc. (I)(L)		1,438,054	20,894,925
Microsoft Corp.		2,089,989	55,865,406
Oracle Corp.		1,093,714	36,442,547
Symantec Corp. (I)		949,120	17,852,947

Materials 1.3%			44,445,645

Containers & Packaging 0.7%
Rock-Tenn Company, Class A		324,757	22,703,762

Paper & Forest Products 0.6%
International Paper Company		545,730	21,741,883

Telecommunication Services 0.5%			16,299,945

Wireless Telecommunication Services 0.5%
Vodafone Group PLC, ADR		647,080	16,299,945

Utilities 1.4%			45,796,376

Electric Utilities 1.4%
American Electric Power Company, Inc.		594,647	25,379,534
Edison International (L)		451,800	20,416,842

	Yield	Shares	Value

Securities Lending Collateral 5.0%			$167,205,029

(Cost $167,194,516)

John Hancock Collateral Investment Trust (W)	0.2755%(Y)	16,708,139	167,205,029

3

Disciplined Value Fund
As of 12-31-12 (Unaudited)

	Par value	Value

Short-Term Investments 2.6%		$85,072,181

(Cost $85,072,181)

Money Market Funds 2.6%		85,072,181

State Street Institutional US Government Money Market Fund, 0.0416% (Y)	85,072,181	85,072,181

Total investments (Cost $3,084,503,357)† 104.7%		$3,463,113,031

Other assets and liabilities, net (4.7%)		($156,577,723)

Total net assets 100.0%		$3,306,535,308

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,087,973,648. Net unrealized appreciation aggregated $375,139,383, of which $402,458,415 related to appreciated investment securities and $27,319,032 related to depreciated investment securities.

4

Disciplined Value Fund
As of 12-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2012 all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q3 12/12
2/13

John Hancock

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Core High Yield Fund
As of 12-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 75.2%				$142,542,904

(Cost $139,368,236)

Consumer Discretionary 8.7%				16,529,756

Auto Components 0.1%
UCI International, Inc.	8.625	02/15/19	250,000	247,813

Diversified Consumer Services 0.9%
Monitronics International, Inc.	9.125	04/01/20	250,000	257,500
Stonemor Operating LLC	10.250	12/01/17	1,350,000	1,390,500

Hotels, Restaurants & Leisure 2.2%
Boyd Gaming Corp.	7.125	02/01/16	1,000,000	980,000
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	267,813
Great Canadian Gaming Corp. (D)	6.625	07/25/22	(CAD) 2,000,000	2,086,056
Mandalay Resort Group	7.625	07/15/13	750,000	765,000
Marina District Finance Company, Inc.	9.875	08/15/18	100,000	96,000

Household Durables 0.5%
The Ryland Group, Inc.	5.375	10/01/22	1,000,000	1,023,750

Media 3.3%
American Media, Inc.	11.500	12/15/17	94,000	86,480
Columbus International, Inc. (S)	11.500	11/20/14	750,000	832,500
Postmedia Network, Inc.	12.500	07/15/18	2,000,000	2,225,000
Quebecor Media, Inc. (D)(S)	6.625	01/15/23	(CAD) 3,000,000	3,083,844

Specialty Retail 1.7%
Empire Today LLC (S)	11.375	02/01/17	3,000,000	3,187,500

Consumer Staples 8.8%				16,734,118

Food & Staples Retailing 2.4%
Rite Aid Corp.	9.500	06/15/17	500,000	521,875
SUPERVALU, Inc.	7.500	11/15/14	4,175,000	4,049,750

Food Products 2.5%
Del Monte Corp.	7.625	02/15/19	1,250,000	1,303,125
Reddy Ice Corp.	11.250	03/15/15	2,680,000	2,733,600
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	778,125

Household Products 3.2%
Harbinger Group, Inc. (S)	7.875	07/15/19	1,330,000	1,318,363
Reynolds Group Issuer, Inc.	9.000	04/15/19	3,000,000	3,120,000
YCC Holdings LLC, PIK	10.250	02/15/16	1,550,000	1,600,530

Tobacco 0.7%
Alliance One International, Inc.	10.000	07/15/16	750,000	789,375
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16	500,000	519,375

Energy 14.9%				28,250,690

Energy Equipment & Services 3.9%
Bristow Group, Inc.	6.250	10/15/22	250,000	267,500
Forbes Energy Services, Ltd.	9.000	06/15/19	2,750,000	2,447,500
Heckmann Corp. (S)	9.875	04/15/18	2,000,000	2,050,000
Heckmann Corp.	9.875	04/15/18	2,000,000	2,065,000
Offshore Group Investments, Ltd.	11.500	08/01/15	338,000	368,420
Pioneer Energy Services Corp.	9.875	03/15/18	250,000	271,875

1

Core High Yield Fund
As of 12-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Oil, Gas & Consumable Fuels 11.0%
Arch Coal, Inc.	8.750	08/01/16	2,000,000	$2,080,000
Bill Barrett Corp.	7.625	10/01/19	1,000,000	1,055,000
BreitBurn Energy Partners LP (S)	7.875	04/15/22	3,000,000	3,112,500
Carrizo Oil & Gas, Inc.	7.500	09/15/20	750,000	770,625
EPL Oil & Gas, Inc.	8.250	02/15/18	1,500,000	1,545,000
Forest Oil Corp.	7.250	06/15/19	1,000,000	1,005,000
Green Field Energy Services, Inc. (S)	13.250	11/15/16	256,000	256,000
Legacy Reserves LP (S)	8.000	12/01/20	4,000,000	4,080,000
Rex Energy Corp. (S)	8.875	12/01/20	340,000	340,850
Sidewinder Drilling, Inc. (S)	9.750	11/15/19	2,500,000	2,512,500
Stone Energy Corp.	8.625	02/01/17	400,000	429,500
Trilogy Energy Corp. (D)(S)	7.250	12/13/19	(CAD) 3,500,000	3,593,420

Financials 9.3%				17,643,916

Capital Markets 0.9%
GFI Group, Inc.	8.625	07/19/18	2,000,000	1,755,000

Commercial Banks 0.4%
CIT Group, Inc.	5.000	05/15/17	750,000	795,000

Consumer Finance 0.4%
TMX Finance LLC	13.250	07/15/15	750,000	832,500

Diversified Financial Services 4.6%
General Electric Capital Corp., (6.250% to 12/15/2022, then
3 month LIBOR + 4.704%) (Q)	6.250	12/15/22	1,500,000	1,633,470
iPayment, Inc.	10.250	05/15/18	3,000,000	2,407,500
Milestone Aviation Group LLC (S)	8.625	12/15/17	4,000,000	4,010,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	567,500

Real Estate Investment Trusts 0.4%
CNL Lifestyle Properties, Inc.	7.250	04/15/19	750,000	716,250

Real Estate Management & Development 2.6%
Brookfield Residential Properties Inc (S)	6.500	12/15/20	1,340,000	1,373,500
Kennedy-Wilson, Inc.	8.750	04/01/19	500,000	532,500
Mattamy Group Corp. (D)(S)	6.875	11/15/20	(CAD) 2,000,000	2,018,196
Mattamy Group Corp. (S)	6.500	11/15/20	1,000,000	1,002,500

Health Care 6.2%				11,741,125

Health Care Equipment & Supplies 1.8%
Alere, Inc. (S)	7.250	07/01/18	2,500,000	2,506,250
Apria Healthcare Group, Inc.	12.375	11/01/14	1,000,000	990,000

Health Care Providers & Services 4.4%
American Renal Holdings Company, Inc.	8.375	05/15/18	100,000	105,250
BioScrip, Inc.	10.250	10/01/15	750,000	800,625
National Mentor Holdings, Inc. (S)	12.500	02/15/18	3,000,000	3,067,500
OnCure Holdings, Inc.	11.750	05/15/17	175,000	84,875
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	105,750
Radnet Management, Inc.	10.375	04/01/18	2,050,000	2,085,875
Rotech Healthcare, Inc., 2nd Lien	10.750	10/15/15	2,000,000	1,995,000

Industrials 7.0%				13,178,139

Aerospace & Defense 0.8%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,350,000	1,481,625

2

Core High Yield Fund
As of 12-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Building Products 0.9%
Nortek, Inc. (S)	8.500	04/15/21	500,000	$553,750
Nortek, Inc.	8.500	04/15/21	500,000	555,000
Ply Gem Industries, Inc. (S)	9.375	04/15/17	500,000	532,500

Commercial Services & Supplies 2.2%
Casella Waste Systems, Inc.	7.750	02/15/19	2,600,000	2,470,000
Garda World Security Corp. (S)	9.750	03/15/17	100,000	104,750
RR Donnelley & Sons Company	8.250	03/15/19	1,250,000	1,262,500
The Sheridan Group, Inc.	12.500	04/15/14	486,312	403,639

Marine 0.1%
Commercial Barge Line Company	12.500	07/15/17	250,000	275,625

Professional Services 0.2%
TransUnion LLC	11.375	06/15/18	250,000	291,250

Road & Rail 1.1%
HDTFS, Inc. (S)	5.875	10/15/20	2,000,000	2,090,000

Transportation Infrastructure 1.7%
CHC Helicopter SA	9.250	10/15/20	3,000,000	3,157,500

Information Technology 0.5%				986,250

Electronic Equipment, Instruments & Components 0.5%
Kemet Corp.	10.500	05/01/18	1,000,000	986,250

Materials 14.8%				28,125,037

Chemicals 4.2%
Ferro Corp.	7.875	08/15/18	4,000,000	3,610,000
INEOS Group Holdings SA (S)	8.500	02/15/16	2,000,000	1,990,000
MPM Escrow LLC (S)	8.875	10/15/20	2,000,000	2,020,000
Rain CII Carbon LLC (S)	8.250	01/15/21	375,000	383,438

Construction Materials 0.1%
Summit Materials LLC (S)	10.500	01/31/20	250,000	268,750

Containers & Packaging 1.6%
Pretium Packaging LLC	11.500	04/01/16	2,890,000	2,980,313

Metals & Mining 7.8%
AM Castle & Company	12.750	12/15/16	75,000	87,563
Century Aluminum Company	8.000	05/15/14	1,000,000	1,010,000
Edgen Murray Corp. (S)	8.750	11/01/20	3,000,000	3,030,000
First Quantum Minerals, Ltd. (S)	7.250	10/15/19	2,000,000	2,020,000
Novelis, Inc.	8.750	12/15/20	100,000	111,500
Optima Specialty Steel, Inc. (S)	12.500	12/15/16	250,000	260,625
Sherritt International Corp. (D)	7.500	09/24/20	(CAD) 2,250,000	2,318,538
Taseko Mines, Ltd.	7.750	04/15/19	750,000	721,875
Thompson Creek Metals Company, Inc.	12.500	05/01/19	4,250,000	4,111,875
Thompson Creek Metals Company, Inc.	9.750	12/01/17	1,000,000	1,060,000

Paper & Forest Products 1.1%
Tembec Industries, Inc.	11.250	12/15/18	1,476,000	1,564,560
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	576,000

3

Core High Yield Fund
As of 12-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services 3.8%				$7,143,873

Diversified Telecommunication Services 2.9%
Cincinnati Bell, Inc.	8.375	10/15/20	1,000,000	1,082,500
Frontier Communications Corp.	8.500	04/15/20	1,000,000	1,150,000
Frontier Communications Corp.	7.125	01/15/23	1,500,000	1,590,000
Satmex Escrow SA de CV	9.500	05/15/17	1,250,000	1,312,500
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	261,873

Wireless Telecommunication Services 0.9%
Goodman Networks, Inc. (S)	12.375	07/01/18	600,000	657,000
Sprint Capital Corp.	6.900	05/01/19	1,000,000	1,090,000

Utilities 1.2%				2,210,000

Independent Power Producers & Energy Traders 1.2%
GenOn Energy, Inc.	7.875	06/15/17	2,000,000	2,210,000

Convertible Bonds 1.0%				$1,890,750

(Cost $1,546,572)

Consumer Discretionary 0.8%				1,593,750

M/I Homes, Inc.	3.250	09/15/17	1,250,000	1,593,750

Industrials 0.2%				297,000

Sea Trucks Group, Ltd. (12.000% Steps up to 13.000% on
01-31-13)	12.000	01/31/15	300,000	297,000

Term Loans (M) 9.0%				$17,092,345

(Cost $16,972,697)

Consumer Discretionary 3.0%				5,742,135

Collective Brands, Inc.	7.250	10/09/19	2,000,000	2,022,500
Eastman Kodak Company	8.500	07/19/13	1,990,441	1,965,560
Landry's, Inc.	6.500	04/24/18	744,375	751,587
Ollie S Bargain Outlet	6.250	09/27/19	997,500	1,002,488

Financials 0.5%				989,969

Walter Investment Management Corp.	5.750	11/28/17	987,500	989,969

Health Care 2.3%				4,355,241

Assuramed Holding, Inc.	9.250	04/24/20	1,000,000	1,006,875
Physician Oncology Services LP	7.775	01/31/17	2,503,543	2,378,366
Premier Dental	8.250	11/01/18	1,000,000	970,000

Industrials 2.7%				4,992,500

CPM Holdings, Inc.	10.250	02/28/18	3,000,000	3,022,500
Riverboat Corporation of Mississippi	10.000	11/29/16	2,000,000	1,970,000

Information Technology 0.5%				1,012,500

Deltek Inc	10.000	10/10/19	1,000,000	1,012,500

			Shares	Value

Common Stocks 0.1%				$117,763

(Cost $209,046)

Utilities 0.1%				117,763

Dynegy, Inc. (I)			6,156	117,763

4

Core High Yield Fund
As of 12-31-12 (Unaudited)

			Shares	Value

Warrants 0.0%				$7,500

(Cost $17,500)

Green Field Energy Services, Inc. (Strike Price: $0.01, Expiration Date: 11/15/2021)
(I)(S)			250	7,500

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$0

Dynegy, Inc. (I)	8.375	05/01/16	250,000	0

			Par value	Value

Short-Term Investments 12.2%				$23,029,000

(Cost $23,029,000)

Repurchase Agreement 12.2%				23,029,000

Repurchase Agreement with State Street Corp. dated 12-31-12 at
0.010% to be repurchased at $23,029,013 on 01-02-13,
collateralized by $23,515,000 United States Treasury Bills, 0.010%
due 11-14-13 (valued at $23,491,485, including interest)			23,029,000	23,029,000

Total investments (Cost $181,143,051)† 97.5%				$184,680,262

Other assets and liabilities, net 2.5%				$4,769,175

Total net assets 100.0%				$189,449,437

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

PIK Paid In Kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $54,966,609 or 29.0% of the Fund's net assets as of 12-31-12.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $181,174,327. Net unrealized appreciation aggregated $3,505,935, of which $4,864,848 related to appreciated investment securities and $1,358,913 related to depreciated investment securities.

5

Core High Yield Fund
As of 12-31-12 (Unaudited)

The Fund had the following country concentration as a percentage of net assets at 12-31-12:

United States	83.4%
Canada	13.6%
Luxembourg	1.2%
Mexico	0.7%
Barbados	0.4%
Finland	0.3%
Cayman Islands	0.2%
Nigeria	0.2%

6

Core High Yield Fund
As of 12-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12-31-12	Price	Inputs	Inputs

Corporate Bonds
Consumer Discretionary	$16,529,756	—	$16,529,756	—
Consumer Staples	16,734,118	—	16,734,118	—
Energy	28,250,690	—	28,250,690	—
Financials	17,643,916	—	17,643,916	—
Health Care	11,741,125	—	11,741,125	—
Industrials	13,178,139	—	13,178,139	—
Information Technology	986,250	—	986,250	—
Materials	28,125,037	—	28,125,037	—
Telecommunication Services	7,143,873	—	7,143,873	—
Utilities	2,210,000	—	2,210,000	—
Convertible Bonds
Consumer Discretionary	1,593,750	—	1,593,750	—
Industrials	297,000	—	—	$297,000
Term Loans
Consumer Discretionary	5,742,135	—	5,742,135	—
Financials	989,969	—	989,969	—
Health Care	4,355,241	—	4,355,241	—
Industrials	4,992,500	—	4,992,500	—
Information Technology	1,012,500	—	1,012,500	—
Common Stocks
Utilities	117,763	117,763	—	—

7

Core High Yield Fund
As of 12-31-12 (Unaudited)

Warrants	7,500	—	7,500	—
Short-Term Investments	23,029,000	—	23,029,000	—

Total Investments in Securities	$184,680,262	$117,763	$184,265,499	$297,000

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q3 12/12
2/13

John Hancock
MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Small Company Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 98.5%		$149,867,527

(Cost $133,835,263)

Consumer Discretionary 13.0%		19,810,142

Hotels, Restaurants & Leisure 3.3%
Marriott Vacations Worldwide Corp. (I)	38,170	1,590,544
The Cheesecake Factory, Inc.	55,630	1,820,213
Vail Resorts, Inc.	28,840	1,559,956

Household Durables 1.3%
The Ryland Group, Inc.	55,380	2,021,370

Leisure Equipment & Products 1.2%
Brunswick Corp.	64,120	1,865,251

Specialty Retail 4.7%
Aaron's, Inc.	59,760	1,690,013
ANN, Inc. (I)	48,550	1,642,932
Asbury Automotive Group, Inc. (I)	59,010	1,890,090
Pier 1 Imports, Inc.	96,870	1,937,400

Textiles, Apparel & Luxury Goods 2.5%
Oxford Industries, Inc.	35,840	1,661,542
Steven Madden, Ltd. (I)	50,410	2,130,831

Consumer Staples 3.4%		5,211,451

Food Products 1.0%
Snyders-Lance, Inc.	64,180	1,547,380

Household Products 1.1%
Spectrum Brands Holdings, Inc.	36,170	1,625,118

Personal Products 1.3%
Elizabeth Arden, Inc. (I)	45,300	2,038,953

Energy 5.5%		8,407,753

Energy Equipment & Services 3.3%
Atwood Oceanics, Inc. (I)	21,460	982,653
Forum Energy Technologies, Inc. (I)	65,700	1,626,075
Gulfmark Offshore, Inc., Class A	45,470	1,566,442
Key Energy Services, Inc. (I)	120,080	834,556

Oil, Gas & Consumable Fuels 2.2%
Halcon Resources Corp. (I)	251,790	1,742,387
Rosetta Resources, Inc. (I)	36,500	1,655,640

Financials 26.8%		40,819,182

Capital Markets 2.2%
Evercore Partners, Inc., Class A	61,480	1,856,081
Waddell & Reed Financial, Inc., Class A	43,630	1,519,197

Commercial Banks 12.0%
Bank of the Ozarks, Inc.	47,490	1,589,490
BBCN Bancorp, Inc.	65,290	755,405
Capital Bank Financial Corp., Class A (I)	44,470	759,103
FirstMerit Corp.	124,770	1,770,486
FNB Corp.	136,320	1,447,718
Fulton Financial Corp.	193,610	1,860,592
Popular, Inc. (I)	79,890	1,660,913
Prosperity Bancshares, Inc.	56,880	2,388,960

1

Small Company Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Susquehanna Bancshares, Inc.	224,670	$2,354,542
TCF Financial Corp.	124,020	1,506,843
Webster Financial Corp.	103,560	2,128,158

Insurance 1.2%
Amtrust Financial Services, Inc.	62,420	1,790,830

Real Estate Investment Trusts 9.7%
Associated Estates Realty Corp.	120,270	1,938,752
EastGroup Properties, Inc.	42,830	2,304,682
EPR Properties	34,360	1,584,340
Glimcher Realty Trust	178,340	1,977,791
Highwoods Properties, Inc.	68,010	2,274,935
Lexington Realty Trust	234,500	2,450,525
Medical Properties Trust, Inc.	194,470	2,325,861

Thrifts & Mortgage Finance 1.7%
EverBank Financial Corp.	48,740	726,713
Washington Federal, Inc.	109,500	1,847,265

Health Care 7.1%		10,759,294

Health Care Equipment & Supplies 3.4%
Analogic Corp.	25,620	1,903,566
Masimo Corp.	78,660	1,652,647
Teleflex, Inc.	21,730	1,549,566

Health Care Providers & Services 1.5%
Team Health Holdings, Inc. (I)	79,410	2,284,626

Life Sciences Tools & Services 1.2%
PAREXEL International Corp. (I)	60,010	1,775,696

Pharmaceuticals 1.0%
Akorn, Inc. (I)	119,251	1,593,193

Industrials 19.5%		29,609,234

Aerospace & Defense 4.7%
Esterline Technologies Corp. (I)	26,870	1,709,201
Hexcel Corp. (I)	58,400	1,574,464
Orbital Sciences Corp. (I)	115,550	1,591,124
Teledyne Technologies, Inc. (I)	35,090	2,283,306

Building Products 1.5%
AO Smith Corp.	36,860	2,324,760

Construction & Engineering 1.6%
MasTec, Inc. (I)	95,320	2,376,328

Electrical Equipment 2.0%
Belden, Inc.	46,190	2,078,088
Franklin Electric Company, Inc.	16,020	995,963

Machinery 4.9%
Actuant Corp., Class A	54,070	1,509,094
Chart Industries, Inc. (I)	29,780	1,985,433
CIRCOR International, Inc.	20,460	810,011
Terex Corp. (I)	57,320	1,611,265
Woodward, Inc.	40,654	1,550,137

Road & Rail 1.4%
Old Dominion Freight Line, Inc. (I)	61,025	2,091,937

2

Small Company Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Industrials (continued)

Trading Companies & Distributors 3.4%
Air Lease Corp. (I)	75,190	$1,616,585
Beacon Roofing Supply, Inc. (I)	70,750	2,354,560
H&E Equipment Services, Inc.	76,110	1,146,978

Information Technology 15.4%		23,362,513

Communications Equipment 1.0%
Arris Group, Inc. (I)	104,650	1,563,471

Electronic Equipment, Instruments & Components 3.4%
FEI Company	30,230	1,676,556
InvenSense, Inc. (I)	147,470	1,638,392
OSI Systems, Inc. (I)	29,200	1,869,968

Internet Software & Services 1.1%
Liquidity Services, Inc. (I)	40,050	1,636,443

IT Services 2.1%
Cardtronics, Inc. (I)	64,260	1,525,532
Heartland Payment Systems, Inc.	56,630	1,670,585

Semiconductors & Semiconductor Equipment 3.0%
Entegris, Inc. (I)	133,600	1,226,448
Semtech Corp. (I)	60,260	1,744,527
Silicon Laboratories, Inc. (I)	38,290	1,600,905

Software 4.8%
ACI Worldwide, Inc. (I)	53,180	2,323,434
Manhattan Associates, Inc. (I)	34,110	2,058,197
Take-Two Interactive Software, Inc. (I)	114,390	1,259,434
Tangoe, Inc. (I)	132,150	1,568,621

Materials 4.9%		7,496,272

Chemicals 2.2%
H.B. Fuller Company	48,520	1,689,466
Minerals Technologies, Inc.	42,520	1,697,398

Construction Materials 1.1%
Eagle Materials, Inc.	28,950	1,693,575

Metals & Mining 1.6%
Coeur d'Alene Mines Corp. (I)	33,920	834,432
Commercial Metals Company	106,420	1,581,401

Utilities 2.9%		4,391,686

Electric Utilities 2.9%
ALLETE, Inc.	52,770	2,162,515
UNS Energy Corp.	52,550	2,229,171

Exchange-Traded Funds 0.5%		$767,882

(Cost $760,400)

iShares Russell 2000 Index Fund	9,110	767,882

3

Small Company Fund
As of 12-31-12 (Unaudited)

	Yield(%)	Shares	Value

Short-Term Investments 3.3%			$4,983,162

(Cost $4,983,162)

Money Market Funds 3.3%			4,983,162

State Street Institutional Liquid Reserves Fund	0.1749(Y)	4,983,162	4,983,162

Total investments (Cost $139,578,825)† 102.3%			$155,618,571

Other assets and liabilities, net (2.3%)			($3,461,538)

Total net assets 100.0%			$152,157,033

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $140,599,339. Net unrealized appreciation aggregated $15,019,232, of which $18,764,927 related to appreciated investment securities and $3,745,695 related to depreciated investment securities.

4

Small Company Fund
As of 12-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q3 12/12
2/13

MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.3%		$2,225,929,531

(Cost $1,965,782,926)

Consumer Discretionary 10.4%		240,334,710

Auto Components 2.1%
Lear Corp.	704,725	33,009,319
TRW Automotive Holdings Corp. (I)	282,320	15,135,175

Household Durables 0.7%
Newell Rubbermaid, Inc.	730,964	16,278,568

Leisure Equipment & Products 1.1%
Brunswick Corp. (L)	838,945	24,404,910

Media 3.3%
CBS Corp., Class B	1,061,285	40,381,894
Omnicom Group, Inc.	447,070	22,335,617
The McGraw-Hill Companies, Inc.	260,839	14,260,068

Multiline Retail 2.2%
Kohl's Corp.	204,295	8,780,599
Macy's, Inc.	711,085	27,746,537
Nordstrom, Inc. (L)	255,225	13,654,538

Specialty Retail 0.4%
Williams-Sonoma, Inc.	238,350	10,432,580

Textiles, Apparel & Luxury Goods 0.6%
VF Corp. (L)	92,170	13,914,905

Consumer Staples 3.1%		71,589,336

Beverages 2.1%
Coca-Cola Enterprises, Inc.	615,145	19,518,551
Constellation Brands, Inc., Class A (I)	588,565	20,829,315
Dr. Pepper Snapple Group, Inc. (L)	193,500	8,548,830

Food Products 0.5%
Kellogg Company (L)	220,885	12,336,427

Tobacco 0.5%
Lorillard, Inc.	88,765	10,356,213

Energy 7.3%		168,137,688

Energy Equipment & Services 1.7%
Cameron International Corp. (I)	241,125	13,613,918
Ensco PLC, Class A	288,715	17,115,025
Weatherford International, Ltd. (I)	701,955	7,854,876

Oil, Gas & Consumable Fuels 5.6%
EQT Corp.	283,705	16,732,921
Noble Energy, Inc. (L)	334,100	33,991,334
Rosetta Resources, Inc. (I)(L)	548,310	24,871,342
SM Energy Company	478,060	24,959,513
Valero Energy Corp.	849,905	28,998,759

Financials 24.2%		558,801,439

Capital Markets 3.3%
Raymond James Financial, Inc.	697,530	26,875,831
SEI Investments Company	482,440	11,260,150
TD Ameritrade Holding Corp.	1,525,810	25,648,866
The Charles Schwab Corp.	845,130	12,136,067

1

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 6.3%
BB&T Corp.	593,580	$17,279,114
Comerica, Inc. (L)	612,440	18,581,430
East West Bancorp, Inc.	1,249,208	26,845,480
Fifth Third Bancorp (L)	2,029,540	30,828,713
Huntington Bancshares, Inc.	2,295,755	14,669,874
M&T Bank Corp. (L)	110,110	10,842,532
SunTrust Banks, Inc.	912,295	25,863,563

Consumer Finance 2.2%
Capital One Financial Corp.	218,215	12,641,195
Discover Financial Services	642,980	24,786,879
SLM Corp.	741,955	12,709,689

Diversified Financial Services 0.9%
Moody's Corp. (L)	427,925	21,533,186

Insurance 6.7%
Alleghany Corp. (I)	72,292	24,248,183
Arch Capital Group, Ltd. (I)(L)	312,235	13,744,585
Axis Capital Holdings, Ltd.	373,180	12,926,955
Loews Corp.	336,900	13,728,675
Marsh & McLennan Companies, Inc.	810,130	27,925,181
Reinsurance Group of America, Inc.	370,380	19,822,738
Symetra Financial Corp. (L)	914,740	11,873,325
Torchmark Corp. (L)	606,955	31,361,365

Real Estate Investment Trusts 4.8%
American Assets Trust, Inc.	326,365	9,115,374
Duke Realty Corp.	622,125	8,628,874
Equity Residential	273,295	15,487,628
Kimco Realty Corp. (L)	1,229,910	23,761,861
Regency Centers Corp.	289,825	13,656,554
Taubman Centers, Inc.	167,295	13,169,462
Ventas, Inc.	182,025	11,780,658
Vornado Realty Trust	188,155	15,067,452

Health Care 8.9%		205,151,305

Health Care Equipment & Supplies 2.0%
CareFusion Corp. (I)	1,040,045	29,724,486
Hologic, Inc. (I)	778,585	15,595,058

Health Care Providers & Services 6.4%
AmerisourceBergen Corp.	762,075	32,906,399
Chemed Corp. (L)	150,891	10,349,614
Cigna Corp.	395,475	21,142,094
DaVita HealthCare Partners, Inc. (I)	75,905	8,389,780
Humana, Inc.	129,665	8,898,909
McKesson Corp.	262,120	25,415,155
Omnicare, Inc. (L)	860,990	31,081,739
Quest Diagnostics, Inc. (L)	185,615	10,815,786

Life Sciences Tools & Services 0.5%
ICON PLC, ADR (I)(L)	390,212	10,832,285

Industrials 16.3%		376,370,079

Aerospace & Defense 1.6%
Curtiss-Wright Corp.	625,535	20,536,314
Huntington Ingalls Industries, Inc.	379,125	16,431,278

2

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Industrials (continued)

Building Products 0.5%
Masco Corp.	716,875	$11,943,138

Construction & Engineering 1.1%
Fluor Corp. (L)	412,600	24,236,124

Electrical Equipment 0.4%
Hubbell, Inc., Class B	106,222	8,989,568

Machinery 5.7%
AGCO Corp. (I)	335,180	16,464,042
Dover Corp. (L)	325,939	21,417,452
Flowserve Corp.	239,030	35,089,604
Kennametal, Inc. (L)	310,220	12,408,800
Parker Hannifin Corp. (L)	304,180	25,873,551
Stanley Black & Decker, Inc.	283,035	20,936,099

Professional Services 5.4%
Equifax, Inc.	294,120	15,917,774
FTI Consulting, Inc. (I)(L)	843,585	27,838,305
Manpower, Inc. (L)	386,870	16,418,763
Robert Half International, Inc. (L)	1,215,920	38,690,574
Towers Watson & Company, Class A	449,820	25,284,382

Trading Companies & Distributors 1.6%
WESCO International, Inc. (I)(L)	561,980	37,894,311

Information Technology 12.5%		290,218,254

Communications Equipment 0.9%
Harris Corp. (L)	412,020	20,172,499

Computers & Peripherals 2.3%
Seagate Technology PLC (L)	815,130	24,845,162
Western Digital Corp.	664,530	28,235,880

Electronic Equipment, Instruments & Components 3.1%
Arrow Electronics, Inc. (I)	506,371	19,282,608
Avnet, Inc. (I)	509,040	15,581,714
Flextronics International, Ltd. (I)	3,162,345	19,638,162
TE Connectivity, Ltd.	481,549	17,875,099

Internet Software & Services 0.6%
IAC/InterActiveCorp	300,939	14,234,415

IT Services 1.6%
Alliance Data Systems Corp. (I)(L)	66,750	9,662,730
Amdocs, Ltd.	610,015	20,734,410
CGI Group, Inc., Class A (I)	243,960	5,642,795

Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc. (L)	457,310	19,234,459
LSI Corp. (I)	1,940,590	13,739,377
NVIDIA Corp.	926,060	11,381,277
ON Semiconductor Corp. (I)	1,332,025	9,390,776

Software 1.7%
CA, Inc.	382,315	8,403,284
Electronic Arts, Inc. (I)(L)	588,425	8,549,815
Symantec Corp. (I)	1,255,385	23,613,792

3

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

		Shares	Value

Materials 8.2%			$190,932,689

Chemicals 4.3%
Ashland, Inc.		140,190	11,272,678
Cabot Corp.		372,100	14,805,859
Cytec Industries, Inc.		204,136	14,050,681
H.B. Fuller Company		585,775	20,396,686
Minerals Technologies, Inc. (L)		374,288	14,941,577
PPG Industries, Inc.		185,715	25,136,525

Containers & Packaging 3.2%
Ball Corp.		200,025	8,951,119
Crown Holdings, Inc. (I)		706,880	26,020,253
Graphic Packaging Holding Company (I)		2,909,220	18,793,561
Owens-Illinois, Inc. (I)		544,845	11,588,853
Rock-Tenn Company, Class A		136,545	9,545,861

Paper & Forest Products 0.7%
International Paper Company		387,275	15,429,036

Utilities 5.4%			124,394,031

Electric Utilities 3.7%
American Electric Power Company, Inc.		411,790	17,575,191
Edison International		562,135	25,402,881
Great Plains Energy, Inc.		432,555	8,785,192
NV Energy, Inc.		1,292,875	23,452,753
Westar Energy, Inc.		352,815	10,097,565

Independent Power Producers & Energy Traders 0.3%
AES Corp.		741,235	7,931,215

Multi-Utilities 1.4%
Alliant Energy Corp.		353,670	15,529,650
Ameren Corp.		508,450	15,619,584

	Yield	Shares	Value

Securities Lending Collateral 7.1%			$163,509,427

(Cost $163,480,699)

John Hancock Collateral Investment Trust (W)	0.2755%(Y)	16,338,852	163,509,427

Short-Term Investments 3.8%			$88,902,753

(Cost $88,902,753)

Money Market Funds 3.8%			88,902,753

State Street Institutional US Government Money Market Fund	0.0416%(Y)	88,902,753	88,902,753

Total investments (Cost $2,218,166,378)† 107.2%			$2,478,341,711

Other assets and liabilities, net (7.2%)			($167,194,411)

Total net assets 100.0%		$2,311,147,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

4

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,224,349,258. Net unrealized appreciation aggregated $253,992,453, of which $265,914,800 related to appreciated investment securities and $11,922,347 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 12-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2012 all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q3 12/12
2/13

John Hancock
MUTUAL FUNDS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

International Value Equity Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 94.2%		$291,162,071

(Cost $255,659,275)

Australia 6.9%		21,439,999

AGL Energy, Ltd.	139,581	2,241,492
Amcor, Ltd.	283,351	2,395,979
BHP Billiton, Ltd.	76,483	2,986,898
Incitec Pivot, Ltd.	708,338	2,407,095
National Australia Bank, Ltd.	99,939	2,613,683
Santos, Ltd.	246,300	2,884,550
Sonic Healthcare, Ltd.	204,587	2,856,848
Westpac Banking Corp.	111,691	3,053,454

Austria 1.5%		4,663,263

OMV AG	77,762	2,823,695
Telekom Austria AG	243,095	1,839,568

Bermuda 0.1%		348,269

Hiscox, Ltd.	47,844	348,269

Canada 7.7%		23,685,265

Bank of Montreal (L)	43,738	2,676,078
Barrick Gold Corp.	71,411	2,499,780
Bombardier, Inc. (L)	694,361	2,624,708
Husky Energy, Inc. (L)	94,194	2,784,059
Magna International, Inc. (L)	53,312	2,662,652
Potash Corp. of Saskatchewan, Inc.	59,772	2,432,463
Sun Life Financial, Inc. (L)	97,986	2,597,658
Suncor Energy, Inc.	86,324	2,838,703
The Toronto-Dominion Bank (L)	30,514	2,569,164

Chile 0.8%		2,455,837

Enersis SA, ADR	134,788	2,455,837

China 2.7%		8,351,575

China Petroleum & Chemical Corp., H Shares	2,428,000	2,787,619
CNOOC, Ltd.	1,279,000	2,808,373
Industrial & Commercial Bank of China, Ltd., H Shares	3,821,000	2,755,583

France 5.9%		18,372,505

Cie de Saint-Gobain	61,693	2,639,756
GDF Suez	93,315	1,922,654
Sanofi	36,103	3,423,836
Societe BIC SA	21,039	2,511,540
Total SA	64,648	2,787,054
Vinci SA	47,834	2,276,535
Vivendi SA	124,830	2,811,130

Germany 8.9%		27,366,197

Allianz SE	23,362	3,236,494
BASF SE	31,625	2,972,476
Bayer AG	29,320	2,784,301
Deutsche Bank AG	61,394	2,674,785
Deutsche Boerse AG	42,689	2,605,565
E.ON AG	105,655	1,967,569
Muenchener Rueckversicherungs AG	16,648	2,989,043
Rheinmetall AG	46,010	2,213,564
Rhoen-Klinikum AG	151,018	3,056,798

1

International Value Equity Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Germany (continued)

Siemens AG	26,365	$2,865,602

Hong Kong 4.7%		14,653,871

China Mobile, Ltd.	218,000	2,553,620
Guangdong Investment, Ltd.	2,874,000	2,255,207
Hang Lung Group, Ltd.	436,000	2,497,781
Johnson Electric Holdings, Ltd.	3,915,000	2,621,695
Swire Pacific, Ltd., Class A	182,500	2,267,910
Yue Yuen Industrial Holdings, Ltd.	728,000	2,457,658

Ireland 2.0%		6,145,988

C&C Group PLC	481,673	2,962,972
Henderson Group PLC	1,434,584	3,183,016

Israel 0.8%		2,485,741

Teva Pharmaceutical Industries, Ltd.	66,413	2,485,741

Italy 1.5%		4,491,287

Ansaldo STS SpA	319,006	2,986,453
DiaSorin SpA (L)	37,516	1,504,834

Japan 17.6%		54,420,911

Aderans Company, Ltd. (I)	98,000	1,294,818
Aisin Seiki Company, Ltd.	87,100	2,716,416
Asahi Glass Company, Ltd. (L)	371,000	2,695,445
Daiichi Sankyo Company, Ltd.	161,700	2,480,398
Disco Corp.	46,200	2,391,866
East Japan Railway Company	34,200	2,211,246
Fujitsu, Ltd.	619,000	2,598,978
Honda Motor Company, Ltd.	69,300	2,554,288
Inpex Corp.	515	2,748,479
Komatsu, Ltd.	99,800	2,553,829
Kyocera Corp.	27,100	2,457,459
Mitsubishi Corp.	130,400	2,506,512
Mitsubishi UFJ Financial Group	518,800	2,791,735
Nidec Corp. (L)	42,500	2,485,181
Nippon Electric Glass Company, Ltd.	437,000	2,482,970
Nippon Telegraph & Telephone Corp.	57,000	2,394,355
Secom Company, Ltd.	45,900	2,313,332
Sumitomo Chemical Company, Ltd.	795,000	2,508,254
Tokyo Electron, Ltd.	53,000	2,438,698
Toyo Suisan Kaisha, Ltd.	99,000	2,638,385
Tsuruha Holdings, Inc.	34,100	2,674,821
Yamada Denki Company, Ltd. (L)	64,400	2,483,446

Netherlands 4.0%		12,453,264

Aegon NV	475,936	3,033,049
Heineken Holding NV	60,367	3,306,706
Koninklijke Philips Electronics NV	112,645	3,022,074
Royal Dutch Shell PLC, A Shares	89,914	3,091,435

Norway 0.9%		2,677,135

DNB ASA	210,022	2,677,135

Singapore 2.9%		9,084,554

DBS Group Holdings, Ltd.	217,500	2,662,488
Fraser and Neave, Ltd.	489,000	3,892,065
Singapore Telecommunications, Ltd.	933,000	2,530,001

2

International Value Equity Fund
As of 12-31-12 (Unaudited)

		Shares	Value

South Africa 0.7%			$2,068,481

Tiger Brands, Ltd.		53,719	2,068,481

Spain 0.9%			2,627,879

Telefonica SA		193,529	2,627,879

Sweden 1.7%			5,243,090

Saab AB		133,369	2,782,074
Securitas AB, Series B		280,164	2,461,016

Switzerland 6.3%			19,591,452

Aryzta AG (I)		54,384	2,790,342
Credit Suisse Group AG		117,297	2,943,139
Nestle SA		67,821	4,420,173
Novartis AG		57,288	3,626,990
STMicroelectronics NV		416,516	3,036,822
Xstrata PLC (I)		155,964	2,773,986

United Kingdom 15.7%			48,535,508

Anglo American PLC		82,386	2,629,887
AstraZeneca PLC		60,060	2,839,359
Aviva PLC		464,797	2,805,885
Barclays PLC		771,732	3,332,634
BP PLC, ADR		443,885	3,075,573
British Sky Broadcasting Group PLC		210,253	2,626,459
Diageo PLC		103,197	3,004,325
GlaxoSmithKline PLC		138,369	3,004,210
HSBC Holdings PLC		352,060	3,723,678
National Grid PLC		201,629	2,309,545
Reed Elsevier PLC		288,131	3,025,345
RSA Insurance Group PLC		1,190,354	2,402,506
Smith & Nephew PLC		270,706	2,995,802
Standard Chartered PLC (I)		110,034	2,789,215
Unilever PLC		79,785	3,028,465
United Utilities Group PLC		204,077	2,239,388
Vodafone Group PLC		1,074,901	2,703,232

		Shares	Value

Preferred Securities 1.9%			$6,000,002

(Cost $5,952,016)

Brazil 1.9%			6,000,002

Petroleo Brasileiro SA		324,730	3,141,440
Vale SA		140,500	2,858,562

	Yield	Shares	Value

Securities Lending Collateral 6.8%			$20,845,046

(Cost $20,845,118)

John Hancock Collateral Investment Trust, 0.2755% (W)	0.2755% (Y)	2,082,693	20,845,046

3

International Value Equity Fund
As of 12-31-12 (Unaudited)

Total investments (Cost $282,456,409)† 102.9%	$318,007,119

Other assets and liabilities, net (2.9%)	($8,979,942)

Total net assets 100.0%	$309,027,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

† At December 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $282,518,448. Net unrealized appreciation aggregated $35,488,671, of which $40,629,490 related to appreciated investment securities and $5,140,819 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 12-31-12:

Financials	21.1%
Industrials	15.4%
Energy	10.3%
Health Care	10.1%
Consumer Staples	9.1%
Materials	8.5%
Consumer Discretionary	6.0%
Telecommunication Services	5.6%
Information Technology	5.0%
Utilities	5.0%
Short-Term Investments &
Other	3.9%

4

International Value Equity Fund
As of 12-31-12 (Unaudited)

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12-31-12	Price	Inputs	Inputs

Common Stocks
Australia	$21,439,999	—	$21,439,999	—
Austria	4,663,263	—	4,663,263	—
Bermuda	348,269	—	348,269	—
Canada	23,685,265	$23,685,265	—	—
Chile	2,455,837	2,455,837	—	—
China	8,351,575	—	8,351,575	—
France	18,372,505	—	18,372,505	—
Germany	27,366,197	—	27,366,197	—
Hong Kong	14,653,871	—	14,653,871	—
Ireland	6,145,988	—	6,145,988	—

5

International Value Equity Fund
As of 12-31-12 (Unaudited)

Israel	2,485,741	—	2,485,741	—
Italy	4,491,287	—	4,491,287	—
Japan	54,420,911	—	54,420,911	—
Netherlands	12,453,264	—	12,453,264	—
Norway	2,677,135	—	2,677,135	—
Singapore	9,084,554	—	9,084,554	—
South Africa	2,068,481	—	2,068,481	—
Spain	2,627,879	—	2,627,879	—
Sweden	5,243,090	—	5,243,090	—
Switzerland	19,591,452	—	19,591,452	—
United Kingdom	48,535,508	—	48,535,508	—
Preferred Securities
Brazil	6,000,002	6,000,002	—	—
Securities Lending Collateral	20,845,046	20,845,046	—	—

Total Investments in Securities	$318,007,119	$52,986,150	$265,020,969	—

For additional information on the Fund’s significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q3 12/12
2/13

John Hancock
MUTUAL FUNDS

John Hancock Strategic Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Strategic Growth Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$913,567,255

(Cost $866,130,028)

Consumer Discretionary 17.7%		166,757,819

Auto Components 1.6%
BorgWarner, Inc. (I)	204,255	14,628,746

Hotels, Restaurants & Leisure 5.8%
Las Vegas Sands Corp.	331,571	15,305,317
Panera Bread Company, Class A (I)	85,586	13,593,624
Starbucks Corp.	395,808	21,223,225
Yum! Brands, Inc.	67,616	4,489,702

Internet & Catalog Retail 2.7%
Amazon.com, Inc. (I)	65,283	16,395,173
priceline.com, Inc. (I)	14,902	9,257,122

Specialty Retail 7.6%
Dick's Sporting Goods, Inc.	322,411	14,666,476
PetSmart, Inc.	223,924	15,302,966
The Home Depot, Inc.	249,548	15,434,544
Tractor Supply Company	177,831	15,713,147
Ulta Salon Cosmetics & Fragrance, Inc.	109,381	10,747,777

Consumer Staples 11.3%		106,487,962

Beverages 1.4%
PepsiCo, Inc.	186,329	12,750,493

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	145,979	14,418,346
Wal-Mart Stores, Inc.	179,149	12,223,336
Whole Foods Market, Inc.	114,925	10,496,100

Food Products 1.0%
B&G Foods, Inc. (L)	131,972	3,736,127
The Hain Celestial Group, Inc. (I)(L)	109,882	5,957,802

Tobacco 5.0%
Altria Group, Inc.	458,799	14,415,465
Philip Morris International, Inc.	388,454	32,490,293

Energy 4.7%		44,382,023

Energy Equipment & Services 2.7%
National Oilwell Varco, Inc.	172,153	11,766,658
Oceaneering International, Inc.	257,839	13,869,160

Oil, Gas & Consumable Fuels 2.0%
Apache Corp.	119,566	9,385,931
Chevron Corp.	86,557	9,360,274

Financials 7.0%		66,109,813

Commercial Banks 5.4%
KeyCorp	1,352,101	11,384,690
Regions Financial Corp.	1,820,837	12,964,359
SunTrust Banks, Inc.	416,157	11,798,051
Wells Fargo & Company	426,662	14,583,307

Consumer Finance 1.6%
American Express Company (L)	267,561	15,379,406

1

Strategic Growth Fund
As of 12-31-12 (Unaudited)

	Shares	Value

Health Care 7.6%		$71,552,137

Biotechnology 2.1%
Gilead Sciences, Inc. (I)	275,459	20,232,464

Health Care Equipment & Supplies 0.6%
Intuitive Surgical, Inc. (I)	11,368	5,574,526

Health Care Providers & Services 3.4%
Express Scripts Holding Company (I)	421,935	22,784,490
McKesson Corp.	93,158	9,032,600

Pharmaceuticals 1.5%
Perrigo Company (L)	133,885	13,928,057

Industrials 12.6%		118,221,990

Aerospace & Defense 7.3%
B/E Aerospace, Inc. (I)	205,351	10,144,339
Honeywell International, Inc.	303,015	19,232,362
The Boeing Company	247,568	18,656,724
United Technologies Corp.	250,347	20,530,957

Building Products 1.3%
Fortune Brands Home & Security, Inc. (I)	418,712	12,234,765

Electrical Equipment 2.8%
Eaton Corp. PLC	247,388	13,408,430
Emerson Electric Company	245,972	13,026,677

Machinery 1.2%
Terex Corp. (I)	122,239	3,436,138
The Manitowoc Company, Inc. (L)	481,607	7,551,598

Information Technology 33.1%		311,156,201

Communications Equipment 3.0%
QUALCOMM, Inc.	452,958	28,092,455

Computers & Peripherals 8.8%
Apple, Inc.	146,157	77,906,066
EMC Corp. (I)	197,546	4,997,914

Internet Software & Services 7.8%
eBay, Inc. (I)	460,311	23,485,067
Facebook, Inc., Class A (I)	648,533	17,270,434
Google, Inc., Class A (I)	35,079	24,883,990
LinkedIn Corp., Class A (I)(L)	64,357	7,389,471

IT Services 8.4%
Alliance Data Systems Corp. (I)(L)	92,819	13,436,478
Gartner, Inc. (I)	351,093	16,157,300
IBM Corp.	100,493	19,249,434
Teradata Corp. (I)	109,569	6,781,225
Visa, Inc., Class A	156,849	23,775,171

Software 5.1%
Citrix Systems, Inc. (I)	188,081	12,366,326
Guidewire Software, Inc. (I)	195,406	5,807,466
Microsoft Corp.	343,814	9,190,148
Red Hat, Inc. (I)	268,890	14,240,414
SolarWinds, Inc. (I)	116,813	6,126,842

2

Strategic Growth Fund
As of 12-31-12 (Unaudited)

		Shares	Value
Materials 3.1%			$28,899,310

Chemicals 1.9%
E.I. du Pont de Nemours & Company		402,906	18,118,683

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.		315,223	10,780,627

	Yield(%)	Shares	Value
Securities Lending Collateral 2.5%			$24,067,811

(Cost $24,066,443)

John Hancock Collateral Investment Trust (W)	0.2755(Y)	2,405,001	24,067,811

Total investments (Cost $890,196,471)† 99.6%			$937,635,066

Other assets and liabilities, net 0.4%			$3,421,739

Total net assets 100.0%			$941,056,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-12.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $890,219,535. Net unrealized appreciation aggregated $47,415,531, of which $57,682,309 related to appreciated investment securities and $10,266,778 related to depreciated investment securities.

3

Strategic Growth Fund
As of 12-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q3 12/12
2/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	February 20, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 20, 2013